Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Contingent Liabilities
33	CONTINGENT LIABILITIES

(a) Bank and other guarantees

At December 31, 2017 and 2016, the Group did not guarantee related parties or third parties any significant borrowings or others.

(b) Environmental liabilities

China has adopted extensive environmental laws and regulations that affect the operation of the oil and gas industry. Under existing legislation, however, management believes that there are no probable liabilities, except for the amounts which have already been reflected in the consolidated financial statements, which may have a material adverse effect on the financial position of the Group.

(c) Legal contingencies

During the reporting period, the Group has complied with domestic and overseas significant laws and regulatory requirements. Notwithstanding certain insignificant lawsuits as well as other proceedings outstanding, management believes that any resulting liabilities will not have a material adverse effect on the financial position of the Group.

(d) Group insurance

The Group has insurance coverage for vehicles and certain assets that are subject to significant operating risks, third-party liability insurance against claims relating to personal injury, property and environmental damages that result from accidents and also employer liabilities insurance. The potential effect on the financial position of the Group of any liabilities resulting from future uninsured incidents cannot be estimated by the Group at present.